United
                    Municipal
                    Bond Fund,
                    Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1998

MANAGER'S LETTER-------------------------------------------------------------
SEPTEMBER 30, 1998


Dear Shareholder:

This report relates to the operation of United Municipal Bond Fund, Inc. for the fiscal year ended September 30, 1998. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

Interest rates, as measured by the long U.S. Treasury bond, fell from approximately 6.25% to 5.0% over the past fiscal year. Yields on municipal bonds followed this trend, but underperformed somewhat because of an extraordinary shift in preference for safety. This flight to quality left municipals at historically attractive levels versus Treasuries. In late September, the Federal Reserve reduced short term interest rates, which pushed all interest rates lower.

During the year, we kept the Fund fully invested in longer-maturity bonds that would appreciate in value as yields declined. We continually reworked the Fund's portfolio to eliminate lower yielding bonds. We also added inverse floaters, priced to relatively short call dates, as yields on these bonds move in the opposite direction of general interest rates. Buying inverse floaters provides a relatively short duration bond with a yield that actually goes up as short-term interest rates decline.

The strategies and techniques we applied resulted in the Fund's performance remaining consistent with that of the indexes charted on the following page during the fiscal year. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper General Municipal Bond Fund Universe Average). We credit the Fund's above-average performance to active management of the Fund designed to add value.

Fundamentals for the bond market appear to be favorable heading into the next fiscal year. The economy is showing evidence of slowing, inflation is low and the supply of bonds should shrink. Municipalities and corporations are generally in good financial shape. These are all conditions that should keep bond prices high. We expect to remain fully invested in bonds with slightly longer maturities that should perform well in a declining interest rate environment.

Thank you for your continued confidence.

Respectfully

John M. Holliday
Manager, United Municipal Bond Fund, Inc.

Comparison of Change in Value of $10,000 Investment in
                United Municipal Bond Fund, Inc. Class A Shares,
                    The Lehman Brothers Municipal Bond Index
          and The Lipper General Municipal Bond Fund Universe Average

                                              Lipper
                                             General
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      Bond  Municipal           Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/88  Purchase$ 9,575$10,000        $10,000
     09/30/89         10,603   10,868         10,859
     09/30/90         11,076   11,607         11,425
     09/30/91         12,735   13,137         12,892
     09/30/92         14,187   14,511         14,213
     09/30/93         16,337   16,360         16,065
     09/30/94         15,698   15,961         15,443
     09/30/95         17,506   17,747         16,947
     09/30/96         18,761   18,820         17,887
     09/30/97         20,595   20,519         19,429
     09/30/98         22,381   22,307         21,017

     ====      United Municipal Bond Fund, Inc.* -- $22,381
     ++++      Lehman Brothers Municipal Bond Index  -- $22,307
     ---- Lipper General Municipal Bond Fund Universe Average - $21,017

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return
                    Class A+
         ---------------------

Year Ended
   9/30/98          4.05%
5 Years Ended
   9/30/98          5.57%
10 Years Ended
   9/30/98          8.39%

+Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY-------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be subject
                                        to state and local
                                        taxes and a portion may be
Maximum 10% Non-Municipal               subject to Federal taxes,
Bond Debt Securities                    including alternative
                                        minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

             PER SHARE DATA
For the Fiscal Year Ended September 30, 1998
--------------------------------------------
DIVIDENDS PAID                   $0.37
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.09
                                 =====

NET ASSET VALUE ON
    9/30/98 $7.63 adjusted to:   $7.72(A)
    9/30/97                       7.47
                                 -----
CHANGE PER SHARE                  0.25
                                 =====

 (A) This number includes the capital gains distribution of $0.09 paid in December 1997 added to the actual net asset value on September 30, 1998.

Past performance is not necessarily indicative of future results.


                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
 1-year period ended 9-30-98                     4.05%          8.67%
 5-year period ended 9-30-98                     5.57%          6.49%
10-year period ended 9-30-98                     8.39%          8.86%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, United Municipal Bond Fund, Inc. had net assets totaling $996,888,872 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 1998, your Fund owned:

 $14.87  Airport Revenue Bonds
  14.61  Derivative Bonds
  11.92  Public Power Revenue Bonds
  11.57  Hospital Revenue Bonds
  11.50  Housing Revenue Bonds
   9.49  Other Municipal Bonds
   7.49  Industrial Revenue/Pollution Control Revenue Bonds
   6.44  Cash and Cash Equivalents
   5.26  Student Loan Bonds
   3.51  Lease/Certificates of Participation Bonds
   3.34  Resource Recovery Bonds





                    1998 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 42,350  $      0- 25,350          15%  5.88  7.06  8.24  9.41

$ 42,351-102,300  $ 25,351- 61,400          28%  6.94  8.33  9.72 11.11

$102,301-155,950  $ 61,401-128,100          31%  7.25  8.70 10.14 11.59

$155,951-278,450  $128,101-278,450          36%  7.81  9.38 10.94 12.50

$278,451 and above$278,451 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ALASKA - 3.22%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................   $28,650   $ 30,046,687
 Alaska Housing Finance Corporation,
   Housing Development Bonds, 1997
   Series B (AMT),
   5.8%, 12-1-2029 .......................     2,000      2,075,000
   Total .................................               32,121,687

ARKANSAS - 0.32%
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F (AMT),
   7.45%, 1-1-2027 .......................     1,690      1,897,025
 City of Gurdon, Arkansas, Pollution Control
   Revenue Refunding Bonds,
   1998 Series A (Non-AMT),
   5.375%, 3-1-2020 ......................     1,250      1,290,625
   Total .................................                3,187,650

CALIFORNIA - 9.83%
 California Statewide Communities Development
   Authority:
   Special Facilities Lease Revenue Bonds,
   1997 Series A (United Air Lines, Inc.-San
   Francisco International Airport Projects),
   5.7%, 10-1-2033 .......................    20,900     21,762,125
   Hospital Revenue Certificates
   of Participation, Series 1992,
   Cedars-Sinai Medical Center,
   6.5%, 8-1-2012 ........................     5,200      6,084,000
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993,
   Cedars-Sinai Medical Center,
   Inverse Floating Rate Securities (INFLOS),
   7.068%, 11-1-2015 (A) .................     3,300      3,460,875


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 East Bay Municipal Utility District,
   Wastewater System Subordinated Revenue
   Refunding Bonds, Series 1993B-2 (YCNs):
   6.72%, 6-1-2013 (A) ...................     8,450   $  9,622,438
   6.82%, 6-1-2020 (A) ...................     7,250      8,056,562
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     15,240,000
 Southern California Public Power Authority:
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      4,271,244
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,971,500
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,600      2,759,250
 County of San Bernardino, California,
   Certificates of Participation (1992 Justice
   Center/Airport Improvements Refunding
   Project), Inland Empire Public Facilities
   Corporation, Short/RITES Certificates,
   6.85%, 7-1-2016 (B) ...................     9,500      9,986,875
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program):
   1998 Series A,
   5.75%, 12-1-2029 ......................     3,500      3,928,750
   1997 Series C,
   6.75%, 3-1-2029 .......................     2,050      2,372,875
   1998 Series B,
   5.75%, 12-1-2029 ......................     2,000      2,235,000

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Delta Counties Home Mortgage Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program),
   1998 Series A,
   5.2%, 12-1-2014 .......................   $ 3,110   $  3,199,412
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................     2,000      2,072,500
   Total .................................               98,023,406

COLORADO - 5.36%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D,
   7.75%, 11-15-2013 .....................    11,905     15,268,163
   Series 1992B,
   7.25%, 11-15-2023 .....................    11,990     13,353,862
 Colorado Housing and Finance Authority:
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,114,375
   1997 Series C-2,
   6.875%, 11-1-2028 .....................     2,500      2,809,375
   1997 Series A-2,
   7.25%, 5-1-2027 .......................     2,000      2,297,500
   1996 Series C-1,
   7.55%, 11-1-2027 ......................     1,580      1,797,250
   1998 Series A-3,
   6.5%, 5-1-2016 ........................     1,000      1,115,000
   Single Family Program Senior Bonds:
   1996 Series A-1,
   7.4%, 11-1-2027 .......................     3,735      4,192,538
   1995 Series D-1,
   7.375%, 6-1-2026 ......................        75         83,812
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Obligations,
   Senior Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................     8,000      8,410,000
                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado,
   General Obligation Bonds, Series 1998A,
   5.125%, 12-1-2012 .....................   $ 1,000   $  1,023,750
   Total .................................               53,465,625

CONNECTICUT - 2.41%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................    13,750     13,990,625
 Bristol Resource Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................     7,000      7,805,000
 Connecticut Development Authority, Water
   Facilities Revenue Bonds (Bridgeport
   Hydraulic Company Project-1995 Series),
   6.15%, 4-1-2035 .......................     2,000      2,200,000
   Total .................................               23,995,625

FLORIDA - 1.56%
 Escambia County, Florida, Pollution Control
   Revenue Bonds (Champion International
   Corporation Project), Series 1996,
   6.4%, 9-1-2030 ........................     6,200      6,796,750
 Pasco County, Florida, Solid Waste Disposal
   and Resource Recovery System, Revenue
   Bonds, Series 1998 (AMT),
   6.0%, 4-1-2011 ........................     4,930      5,583,225
 Housing Finance Authority of Lee County, Florida,
   Single Family Mortgage Revenue Bonds,
   Series 1998A, Subseries 6,
   6.45%, 3-1-2031 .......................     2,800      3,136,000
   Total .................................               15,515,975

GEORGIA - 3.05%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................    15,500     18,464,375
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     11,908,125
   Total .................................               30,372,500


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
HAWAII - 2.45%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................   $20,195   $ 24,435,950

IDAHO - 0.75%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   8.25%, 2-15-2021 (A) ..................     6,000      7,470,000

ILLINOIS - 1.72%
 City of Chicago:
   Collateralized Single Family Mortgage Revenue Bonds:
   Series 1998C-1,
   6.3%, 9-1-2029 ........................     4,000      4,380,000
   Series 1998A-1,
   6.45%, 9-1-2029 .......................     2,500      2,768,750
   Series 1997-B,
   6.95%, 9-1-2028 .......................     1,890      2,142,788
   Chicago-O'Hare International Airport, General Airport
   Revenue Refunding Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      3,116,250
 Illinois Health Facilities Authority,
   Revenue Bonds, Series 1997 (Victory
   Health Services),
   5.375%, 8-15-2016 .....................     3,000      3,048,750
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     1,490      1,679,975
   Total .................................               17,136,513

INDIANA - 6.04%
 Indianapolis Airport Authority,
   Special Facility Revenue Bonds, Series 1995 A
   (United Air Lines, Inc., Indianapolis
   Maintenance Center Project),
   6.5%, 11-15-2031 ......................    18,850     20,546,500

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA (Continued)
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................   $ 8,000   $ 10,470,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      6,249,281
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     11,643,750
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana), First
   Mortgage Refunding Bonds, Series 1996,
   6.25%, 1-5-2016 .......................     7,655      8,908,506
 Indiana Health Facility Financing Authority,
   Hospital Revenue Refunding Bonds, Series 1992
   (The Methodist Hospitals, Inc.),
   6.75%, 9-15-2009 ......................     2,200      2,403,500
   Total .................................               60,221,537

KANSAS - 1.43%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program):
   1998 Series A-1 (AMT),
   5.5%, 12-1-2022 .......................     8,000      8,830,000
   1997 Series A-1 (AMT),
   5.5%, 6-1-2029 ........................     4,775      5,449,469
   Total .................................               14,279,469

KENTUCKY - 0.47%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,702,313


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
LOUISIANA - 2.73%
 Louisiana Public Facilities Authority:
   Hospital Revenue and Refunding Bonds:
   St. Francis Medical Center Project,
   Residual Interest Bonds (RIBS), Series 1994C,
   6.797%, 7-22-2024 (A) .................   $ 7,150   $  8,374,437
   Pendleton Memorial Methodist Hospital
   Project, Series 1998,
   5.25%, 6-1-2017 .......................     2,000      1,950,000
   Hospital Revenue Bonds,
   Franciscan Missionaries of Our Lady Health
   System Project, Series 1998C,
   5.0%, 7-1-2019 ........................     2,250      2,252,813
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A,
   7.55%, 12-1-2026 ......................     5,495      6,923,700
 City of Shreveport, State of Louisiana,
   Airport System PFC Revenue Bonds, Series
   1997B (AMT-Subject),
   5.0%, 1-1-2015 ........................     3,165      3,192,694
 Parish of East Baton Rouge, State of
   Louisiana, Refunding Revenue Bonds
   (Georgia-Pacific Corporation Project),
   Series 1998,
   5.35%, 9-1-2011 .......................     3,000      3,037,500
 Parish of Webster, Louisiana, Pollution
   Control Revenue Refunding Bonds,
   1998 Series B (non-AMT),
   5.2%, 3-1-2013 ........................     1,435      1,490,606
   Total .................................               27,221,750

MASSACHUSETTS - 1.56%
 Massachusetts Housing Finance Agency,
   Single Family Housing Revenue Bonds,
   Series 57 (AMT),
   5.6%, 6-1-2030 ........................     5,000      5,168,750
 Massachusetts Port Authority, Revenue
   Refunding Bonds, Series 1998-B (AMT),
   5.0%, 7-1-2016 ........................     3,560      3,577,800
 Massachusetts Municipal Wholesale Electric
   Company, A Public Corporation of the
   Commonwealth of Massachusetts, Power
   Supply System Revenue Bonds, 1993 Series A,
   Inverse Floating Rate Security (INFLOS),
   6.966%, 7-1-2018 (A) ..................     2,500      2,734,375

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................   $ 1,750   $  2,316,562
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,767,937
   Total .................................               15,565,424

MICHIGAN - 3.06%
 City of Detroit, Michigan, Sewage Disposal
   System Revenue and Revenue Refunding Bonds,
   Series 1993-A, Inverse Floating Rate Security
   (INFLOS),
   7.618%, 7-1-2023 (A) ..................    11,200     12,656,000
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000     10,030,000
 Michigan State Hospital Finance Authority:
   Hospital Revenue and Refunding Bonds
   (Bay Medical Center), Series 1997A,
   5.375%, 7-1-2011 ......................     2,190      2,332,350
   Hospital Revenue Bonds (The Detroit Medical
   Center Obligated Group), Series 1998A,
   5.125%, 8-15-2018 .....................     2,000      1,967,500
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds:
   Series 1998A,
   5.0%, 12-1-2019 .......................     2,000      2,002,500
   Subordinate Lien, Series 1993B,
   5.25%, 12-1-2013 ......................     1,500      1,550,625
   Total .................................               30,538,975

MINNESOTA - 0.75%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Floating Inverse
   Rate Securities (FIRS),
   7.4%, 11-15-2009 (A) ..................     4,500      5,377,500

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA (Continued)
 HealthSystem Minnesota, The Healthcare
   Network, City of St. Louis Park,
   Minnesota, Health Care Facilities Revenue
   Bonds (HealthSystem Minnesota Obligated
   Group), Series 1993,
   Relinked Inverse Floater,
   5.1%, 7-1-2013 (A).....................   $ 2,000   $  2,052,500
   Total .................................                7,430,000

MISSISSIPPI - 2.27%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.25%, 4-1-2022 (A) ...................    11,000     13,598,750
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................     5,500      5,802,500
   6.7%, 9-1-2012 ........................     1,470      1,550,850
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1996F (AMT),
   7.55%, 12-1-2027 ......................     1,490      1,700,462
   Total .................................               22,652,562

MISSOURI - 3.26%
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................     2,985      3,373,050
   1997 Series C-1 (Non-AMT),
   6.55%, 9-1-2028 .......................     1,980      2,217,600
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,570      1,813,350
   1998 Series D-2 (AMT),
   6.3%, 3-1-2029 ........................     1,150      1,275,063
   1998 Series B-2 (AMT),
   6.4%, 3-1-2029 ........................     1,000      1,101,250
   1997 Series A-2,
   7.3%, 3-1-2028 ........................       925      1,063,750


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds:
   BJC Health System, Series 1994A,
   6.75%, 5-15-2012 ......................   $ 4,000   $  4,845,000
   Freeman Health System Project, Series 1998,
   5.25%, 2-15-2018 ......................     2,460      2,484,600
   Lake of the Ozarks General Hospital, Inc.,
   Series 1998,
   5.1%, 2-15-2018 .......................     2,220      2,242,200
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,393,750
   5.25%, 5-15-2014 ......................     2,900      3,070,375
 Poplar Bluff, Missouri, Public Building Corporation,
   Leasehold Refunding and Improvement Revenue Bonds
   (Poplar Bluff, Missouri), Series 1998,
   5.1%, 9-1-2018 ........................     2,000      2,027,500
 City of Fenton, Missouri, Public Facilties
   Authority, Leasehold Revenue Bonds,
   Series 1997 (City of Fenton, Missouri,
   Lessee),
   5.25%, 1-1-2018 .......................     2,000      2,022,500
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................     1,500      1,522,500
   Total .................................               32,452,488

NEBRASKA - 1.61%
 Nebraska Higher Education Loan Program, Inc.,
   1993-2 Series A-6 Junior Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     16,004,375

NEVADA - 0.32%
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1998 Series A-1 Mezzanine Bonds,
   5.35%, 4-1-2016 .......................     2,050      2,083,313
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-2009 .......................       985      1,063,800
   Total .................................                3,147,113


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW JERSEY - 0.75%
 The Hudson County Improvement Authority,
   Essential Purpose Pooled Governmental
   Loan Program Bonds, Series 1986,
   7.6%, 8-1-2025 ........................   $ 5,080   $  5,492,750
 The Union County Utilities Authority
   (Union County, New Jersey), Solid Waste
   Facility Senior Lease Revenue Bonds
   (Ogden Martin Systems of Union, Inc.
   Lessee - Series 1998 A),
   5.0%, 6-1-2015 ........................     2,000      2,030,000
   Total .................................                7,522,750

NEW MEXICO - 3.19%
 New Mexico Educational Assistance Foundation:
   Student Loan Program Bonds:
   First Subordinate 1995 Series A-2:
   5.95%, 11-1-2007 ......................     2,740   $  2,873,575
   5.85%, 11-1-2006 ......................     1,575      1,645,875
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................     2,175      2,373,469
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,323,262
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,415      1,469,831
   Student Loan Purchase Bonds,
   Senior 1995 Series IV-A1 (AMT),
   7.05%, 3-1-2010 .......................     5,310      5,761,350
 City of Albuquerque, New Mexico, Governmental Purpose
   Airport Refunding Revenue Bonds, Series 1989,
   6.5%, 7-1-2019 ........................    15,350     15,350,000
   Total .................................               31,797,362

NEW YORK - 6.48%
   Mental Health Services Facilities Improvement
   Revenue Bonds, 1993 Series F Refunding,
   5.375%, 2-15-2014 .....................    12,000     12,465,000
 New York State Medical Care Facilities Finance Agency:
   Hospital Insured Mortgage Revenue Bonds,
   1994 Series A Refunding,
   5.25%, 8-15-2014 ......................    10,000     10,362,500

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 Dormitory Authority of the State of New York:
   City University System Consolidated Revenue
   Bonds, Series 1993F,
   5.0%, 7-1-2014 ........................   $ 9,700   $  9,748,500
   City University System Consolidated Third General
   Resolution Revenue Bonds, 1998 Series 1,
   5.0%, 7-1-2016 ........................     3,000      3,048,750
   State University Educational Facilities,
   Revenue Bonds, Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,490,000
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................     2,000      2,152,500
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,096,250
 The City of New York, General Obligation Bonds:
   Fiscal 1997 Series H,
   6.125%, 8-1-2025 ......................     5,730      6,303,000
   Fiscal 1994 Series C, Inverse Floaters,
   20.36%, 9-30-2003 (C) .................     3,250      5,074,063
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      6,616,500
 New York State Urban Development Corporation:
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      3,240,000
   Correctional Facilities Service Contract
   Revenue Bonds, Series A,
   5.0%, 1-1-2013 ........................     2,000      2,035,000
   Total .................................               64,632,063

NORTH CAROLINA - 1.78%
 North Carolina Medical Care Commission,
   Hospital Revenue Bonds:
   Rex Healthcare, Series 1998,
   5.0%, 6-1-2017 ........................     7,850      7,928,500
   Gaston Health Care, Series 1998,
   5.0%, 2-15-2019 .......................     2,500      2,478,125
   Halifax Regional Medical Center, Series 1998,
   5.0%, 8-15-2018 .......................     2,170      2,102,187
 Columbus County Industrial (The),
   Facilities and Pollution Control Financing
   Authority (North Carolina),  Environmental
   Improvement Revenue Bonds, 1996 Series A,
   5.85%, 12-1-2020 ......................     5,000      5,250,000
   Total .................................               17,758,812
                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH DAKOTA - 0.71%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-2016 .......................     5,350    $ 5,711,125
 State of North Dakota, North Dakota Housing
   Finance Agency, Housing Finance Program Bonds,
   Home Mortgage Finance Program, 1998 Series A,
   5.25%, 7-1-2018 .......................     1,390      1,412,588
   Total .................................                7,123,713

OHIO - 0.62%
 County of Erie, Ohio, Franciscan Services
   Corporation, Revenue Refunding Bonds,
   Series 1993 A (Providence Hospital, Inc.),
   6.0%, 1-1-2013 ........................     4,000      4,255,000
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,904,562
   Total .................................                6,159,562

OKLAHOMA - 0.73%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................   $ 5,450      6,172,125
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,126,250
   Total .................................                7,298,375

OREGON - 0.27%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1992 Series B,
   6.875%, 7-1-2028 ......................     2,500      2,678,125
   1992 Series C,
   5.5%, 7-1-2013 ........................        35         35,000
   Total .................................                2,713,125

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 2.94%
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1993,
   Inverse Rate Securities,
   7.23%, 6-15-2012 (A) ..................   $11,750   $ 13,262,812
 Delaware Valley Regional Finance Authority
   (Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania), Local Government Revenue Bonds,
   1997 Series B,
   5.6%, 7-1-2017 ........................     5,000      5,537,500
 County of Allegheny, Pennsylvania, Airport
   Revenue Refunding Bonds,
   Series 1997A-1 (AMT),
   5.75%, 1-1-2012 .......................     4,000      4,455,000
 Delaware County Authority, Hospital Revenue
   Bonds, Series of 1992 (Riddle Memorial
   Hospital),
   6.5%, 1-1-2022 ........................     2,800      3,073,000
 Philadelphia Authority for Industrial Development,
   Philadelphia, Pennsylvania, Airport Revenue
   Bonds, Series 1998A (Philadelphia Airport
   System Project),
   5.0%, 7-1-2015 ........................     3,000      3,030,000
   Total .................................               29,358,312

PUERTO RICO - 1.27%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   5.7%, 7-1-2016 ........................    12,000     12,630,000

SOUTH CAROLINA - 1.80%
 South Carolina Jobs - Economic Development
   Authority, Hospital Revenue Refunding and
   Improvement Bonds (South Carolina Baptist
   Hospital), Series 1993D, Intermediate Longs,
   7.07%, 8-1-2021 .......................    14,550     15,859,500
 Orangeburg County, South Carolina, Solid
   Waste Disposal Facilities Revenue Bonds
   (South Carolina Electric & Gas Company
   Project), Series 1994,
   5.7%, 11-1-2024 .......................     2,000      2,082,500
   Total .................................               17,942,000

                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 0.92%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee:
   Health Facility Revenue Refunding Bonds (Open
   Arms Developmental Centers Project), Series 1998,
   5.1%, 8-1-2016 ........................   $ 2,745   $  2,758,725
   Multi-Modal Interchangeable Rate, Health Facility
   Revenue Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     1,990      2,091,988
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,757,375
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Refunding Series 1997 (Federal Express
   Corporation),
   5.35%, 9-1-2012 .......................     1,500      1,580,625
   Total .................................                9,188,713

TEXAS - 4.84%
 AllianceAirport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    14,300     17,231,500
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds:
   1997 Series A (AMT) TEAMS Structure,
   5.8%, 9-1-2029 ........................     5,000      5,225,000
   1997 Series D (AMT) TEAMS Structure:
   5.65%, 3-1-2029 .......................     2,500      2,590,625
   5.7%, 9-1-2029 ........................     1,500      1,554,375
 Amarillo Health Facilities Corporation,
   Hospital Revenue Bonds (Baptist St. Anthony's
   Hospital Corporation Project), Series 1998,
   5.5%, 1-1-2015 ........................     6,320      6,880,900
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project), Series 1993B,
   6.75%, 12-1-2010 ......................     5,000      6,125,000


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................   $ 3,220   $  3,570,175
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2017 .....................     2,850      2,981,813
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-2016 ......................     2,000      2,072,500
   Total .................................               48,231,888

UTAH - 3.32%
 Intermountain Power Agency, Power Supply
   Revenue Refunding Bonds, 1993 Series A,
   Inverse Floating Rate Securities (INFLOS),
   7.266%, 7-1-2021 (A) ..................    18,200     19,724,250
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-2026 .......................    13,200     13,365,000
   Total .................................               33,089,250

WASHINGTON - 8.77%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................    20,750     26,119,063
   Series 1993C,
   6.77%, 7-1-2012 .......................     7,000      7,621,250
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1997B:
   5.125%, 7-1-2013 ......................    10,000     10,225,000
   5.125%, 7-1-2015 ......................     5,000      5,131,250
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200     10,321,750
   Series 1998A,
   5.0%, 7-1-2013 ........................     2,000      2,025,000
   Nuclear Project No. 2 Refunding Revenue
   Bonds, Series 1994A:
   Inverse Floating Rate Securities,
   7.47%, 7-1-2011 (A) ...................     7,500      9,300,000
   Linked Inverse Floating Rate Securities,
   5.4%, 7-1-2012 ........................     5,000      5,400,000
                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................   $ 4,995   $  6,200,044
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................     4,200      4,037,250
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-2036 ......................       875      1,029,219
   Total .................................               87,409,826

WISCONSIN - 0.61%
 Wisconsin Public Power Incorporated SYSTEM (The),
   Power Supply System Revenue Bonds,
   Series 1993B-2, Yield Curve Notes (YCNs),
   6.95%, 7-1-2014 (A) ...................     5,500      6,084,375

WEST VIRGINIA - 0.39%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-2025 ........................     3,500      3,863,125

TOTAL MUNICIPAL BONDS - 93.56%                         $932,744,188
 (Cost: $850,689,274)

TOTAL SHORT-TERM SECURITIES - 3.19%                    $ 31,791,313
 (Cost: $31,791,313)

TOTAL INVESTMENT SECURITIES - 96.75%                   $964,535,501
 (Cost: $882,480,587)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.25%        32,353,371

NET ASSETS - 100.00%                                   $996,888,872


                See Notes to Schedule of Investments on page 22.

THE INVESTMENTS OFUNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1998

Notes to Schedule of Investments
(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1998.

(B) The interest rate is subject to change periodically and based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1998.

(C) The interest rate is subject to change periodically and based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at September 30, 1998.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities--at value
   (Notes 1 and 3) ...............................     $  964,536
 Receivables:
   Investment securities sold ....................         22,511
   Interest ......................................         14,244
   Fund shares sold ..............................            544
 Prepaid insurance premium  ......................             29
                                                       ----------
    Total assets  ................................      1,001,864
                                                       ----------
Liabilities
 Payable to Fund shareholders  ...................          2,630
 Payable for investment securities purchased  ....          2,080
 Accrued service fee (Note 2)  ...................            177
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................             60
 Accrued management fee (Note 2)  ................             12
 Accrued accounting services fee (Note 2)  .......              7
 Distribution fee (Note 2)  ......................              1
 Due to custodian  ...............................              1
 Other  ..........................................              7
                                                       ----------
   Total liabilities .............................          4,975
                                                       ----------
      Total net assets ...........................     $  996,889
                                                       ==========
Net Assets
 $1.00 par value capital stock, authorized --
   600,000; shares outstanding - 130,689
   Capital stock .................................     $  130,689
   Additional paid-in capital ....................        772,825
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................          1,427
   Accumulated undistributed net realized gain on
    investment transactions  .....................          9,893
   Net unrealized appreciation in value of
    investments  .................................         82,055
                                                       ----------
    Net assets applicable to outstanding units
      of capital .................................     $  996,889
                                                       ==========
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.63
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1998
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $55,883
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        4,183
   Service fee .....................................        1,900
   Transfer agency and dividend disbursing .........          670
   Accounting services fee .........................           86
   Custodian fees ..................................           44
   Audit fees ......................................           20
   Distribution fees ...............................           10
   Legal fees ......................................            9
   Other ...........................................          157
                                                          -------
    Total expenses  ................................        7,079
                                                          -------
      Net investment income ........................       48,804
                                                          -------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................       20,753
 Realized net loss on put options purchased  .......       (4,234)
 Realized net gain on futures contracts closed  ....          422
                                                          -------
   Net realized gain on investments ................       16,941
 Net unrealized appreciation in value of
   investments during the period ...................       16,492
                                                          -------
    Net gain on investments  .......................       33,433
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $82,237
                                                          =======


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.STATEMENT OF CHANGES IN NET ASSETS (Dollars In Thousands)
                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1998        1997
                                      --------------   ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income..............      $ 48,804          $ 50,228
   Realized net gain on
    investments  .....................        16,941             9,662
   Unrealized appreciation ...........        16,492            31,319
                                            --------          --------
    Net increase in net assets
      resulting from operations ......        82,237            91,209
                                            --------          --------
 Distributions to shareholders from(Note 1D):*
   Net investment income: ............       (48,648)          (49,761)
   Realized gains on securities
    transactions:  ...................       (12,104)          (20,845)
                                            --------          --------
                                             (60,752)          (70,606)
                                            --------          --------
 Capital share transactions:
   Proceeds from sale of shares:
    (41,023,912 and 69,698,111
    shares, respectively)  ...........       307,508           511,770
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution: (6,763,886 and
    8,113,114 shares, respectively)  .        50,042            58,978
   Payments for shares redeemed:
    (50,159,643 and 80,867,185
    shares, respectively)  ...........      (376,023)         (594,413)
                                           ---------          --------
    Net decrease in net
      assets resulting from capital
      share transactions .............       (18,473)          (23,665)
                                           ---------          --------
      Total increase (decrease) ......         3,012            (3,062)
Net Assets
 Beginning of period  ................       993,877           996,939
                                           ---------          --------
 End of period, including
   undistributed net investment
   income of $1,427 and
   $1,271, respectively ..............      $996,889          $993,877
                                            ========          ========

                    *See "Financial Highlights" on page 28.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $7.47  $7.32   $7.25  $6.91   $7.83
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.37   0.38    0.39   0.39    0.38
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.25   0.30    0.12   0.38   (0.67)
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.62   0.68    0.51   0.77   (0.29)
                              -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........          (0.37) (0.37)  (0.39) (0.39)  (0.38)
 From capital gains           (0.09) (0.16)  (0.05) (0.00)  (0.25)
 In excess of capital
   gains ...........          (0.00) (0.00)  (0.00) (0.04)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions           (0.46) (0.53)  (0.44) (0.43)  (0.63)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $7.63  $7.47   $7.32  $7.25   $6.91
                              =====  =====   =====  =====   =====
Total return* ......           8.67%  9.77%   7.16% 11.51%  -3.91%
Net assets, end of
 period (in
 millions)  ........           $997   $994    $997   $975    $951
Ratio of expenses to
 average net assets            0.72%  0.67%   0.68%  0.65%   0.64%
Ratio of net investment
 income to average
 net assets  .......           4.95%  5.14%   5.23%  5.51%   5.17%
Portfolio
 turnover rate  ....          50.65% 47.24%  74.97% 70.67%  62.61%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.9 billion of combined net assets at September 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $1,153,458, out of which W&R paid sales commissions of $663,988 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $35,405, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $487,150,153 while proceeds from maturities and sales aggregated $581,245,455. Purchases of options aggregated $5,409,385 while proceeds from options aggregated $2,903,135. Purchases of short-term securities aggregated $1,018,059,216 while proceeds from maturities and sales aggregated $989,228,207. No U.S. Government securities were bought or sold during the period ended September 30, 1998.

     For Federal income tax purposes, cost of investments owned at September 30, 1998 was $886,920,070, resulting in net unrealized appreciation of $77,615,431, of which $77,619,034 related to appreciated securities and $3,603 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $15,978,789 during its fiscal year ended September 30, 1998, of which a portion was paid to shareholders during the period ended September 30, 1998. Remaining net capital gains will be distributed to the Fund's shareholders.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of September 30, 1998, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the "Fund") as of September 30, 1998, and the related statements of operations for the fiscal year then ended and changes in net assets for each of the fiscal years in the two-year period then ended, and the financial highlights for each of the fiscal years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 6, 1998

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represent the distribution of state and municipal bond interest and are exempt from Federal income tax.

                                   PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------------------
                         For Individuals           For Corporations
         --------------------------------  ---------------------------------
 Record   Ordinary Long-Term Capital GainExempt Non-  Long-Term     Exempt
  Date  Total Income  28% Rate20% RateInterestQualifyingCapital Gain Interest
----------------------------------------------------------------------------
                                    Class A
10-17-97$0.0310$0.0006 $  ---- $  ---- $0.0304 $0.0006$ ----   $0.0304
11-14-97 0.0310 0.0006    ----    ----  0.0304  0.0006  ----    0.0304
12-12-97 0.1290 0.0529  0.0246  0.0162  0.0353  0.0529  0.0408  0.0353
01-16-98 0.0310 0.0011    ----    ----  0.0299  0.0011  ----    0.0299
02-13-98 0.0300 0.0011    ----    ----  0.0289  0.0011  ----    0.0289
03-13-98 0.0300 0.0011    ----    ----  0.0289  0.0011  ----    0.0289
04-17-98 0.0300 0.0011    ----    ----  0.0289  0.0011  ----    0.0289
05-15-98 0.0300 0.0011    ----    ----  0.0289  0.0011  ----    0.0289
06-12-98 0.0300 0.0011    ----    ----  0.0289  0.0011  ----    0.0289
07-17-98 0.0310 0.0011    ----    ----  0.0299  0.0011  ----    0.0299
08-14-98 0.0310 0.0011    ----    ----  0.0299  0.0011  ----    0.0299
09-11-98 0.0310 0.0011    ----    ----  0.0299  0.0011  ----    0.0299
        -------  ------------- ------- ------- ------- ------- -------
Total   $0.4650$0.0640 $0.0246 $0.0162 $0.3602 $0.0640 $0.0408 $0.3602
        ====== ======= ======= ======= ======= ======= ======= =======

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer




This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1008A(9-98)

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